CONTINGENCIES (Other Contingencies) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other contingencies by location [Line Items]
Outstanding Standby Letters Of Credit	$ 300
Outstanding Surety Bonds Total	276
Portion Of Surety Bonds Related To Reclamation And Closing Costs	217
Portion Of Surety Bonds Related To Workers Compensation Self Insurance	21
Other Surety Bonds	38
Self Insurance Reserve	66
Self Insurance Reserve, Current	7
Self Insurance Reserve, Noncurrent	$ 59	$ 56